INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
	Licensing fee		IP right		Trademarks		Others		Total
	$		$		$		$		$
Intangible assets, net
January 1, 2017		17,883		11,587		–		493		29,963
Additions		11,110		779		–		1,010		12,899
Acquisition of a subsidiary (Note 4)		–		–		10,679		677		11,356
Amortization expense		(12,452)		(3,976)		(534)		(607)		(17,569)
Impairment		(922)		–		–		–		(922)
Disposal		–		–		–		(5)		(5)
Exchange differences		693		858		–		60		1,611

Intangible assets, net
January 1, 2018		16,312		9,248		10,145		1,628		37,333
Additions		3,221		406		–		1,618		5,245
Amortization expense		(17,573)		(4,348)		(1,068)		(837)		(23,826)
Impairment		(112)		(5,054)		–		–		(5,166)
Disposal		–		–		–		(245)		(245)
Exchange differences		(280)		(128)		–		(46)		(454)
Intangible assets, net December 31, 2018		1,568		124		9,077		2,118		12,887

Schedule of estimated aggregate amortization expenses

	Licensing fee	IP right	Trademarks	Others	Total
	$	$	$	$	$

2019	1,131	124	1,068	811	3,134
2020	437	–	1,068	609	2,114
2021	–	–	1,068	363	1,431
2022	–	–	1,068	264	1,332
2023	–	–	1,068	71	1,139
Thereafter	–	–	3,737	–	3,737
	1,568	124	9,077	2,118	12,887